Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
(a)
Basis of Accounting

The accrual basis of accounting has been used in preparing the accompanying financial statements in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Valuation of Investments and Income Recognition
(b)
Valuation of Investments and Income Recognition

Investments are recorded at fair value which represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 6 for discussion of fair value measurements. The net appreciation in fair value of investments includes the gain or loss on investments bought, sold, and held during the year, as well as, the unrealized change in fair value of investments.

One of the investment options offered by the Plan, the Galliard Stable Return Fund PN (the “Stable Return Fund”), is a common collective trust fund that is indirectly invested in fully benefit-responsive investment contracts. The Stable Return Fund is valued utilizing the Net Asset Value (“NAV”) per share as a practical expedient for fair value, as reported by the manager of the common collective trust fund.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

Notes Receivable from Participants
(c)
Notes receivable from participants

Notes receivable from participants are recorded at amortized cost plus accrued interest. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan.

Use of Estimates
(d)
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets available for benefits and disclosure of commitments at the date of the financial statements and changes in assets available for benefits during the reporting period. Actual results could differ from those estimates.

Payments of Benefits	(e) Payment of Benefits Benefits paid to participants are recorded when paid.
Risks and Uncertainties
(f)
Risks and Uncertainties

The Plan invests in various investment securities. Investments securities, in general, are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

Revision of Prior-Year Presentation
(g)
Revision of Prior-Year Presentation

The Plan revised the presentation of its fair value hierarchy table to separately present investments measured at NAV as a practical expedient. Accordingly, common/collective trust fund investments of approximately $31.5 million as of December 31, 2024, previously included in Level 1, have been reclassified to a separate NAV column in the fair value measurements table presented in Note 6. This revision had no effect on total investments, net assets available for benefits, changes in net assets available for benefits, or participant account balances.